SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Large Cap Diversified Alpha Fund
S&P 500 Index Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small Cap Fund
Small/Mid Cap Diversified Alpha Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
High Yield Bond Fund
Real Return Plus Fund

Supplement dated October 6, 2008 to the
Class A Shares Prospectus dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Institutional Managed Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in each Fund for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 110 is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-254 (10/08)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
Large Cap Growth Fund
Large Cap Diversified Alpha Fund
S&P 500 Index Fund
Small Cap Value Fund
Small Cap Growth Fund
Small/Mid Cap Diversified Alpha Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
High Yield Bond Fund
Real Return Plus Fund

Supplement dated October 6, 2008 to the
Class I Shares Prospectus dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Institutional Managed Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in each Fund for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 94 is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-255 (10/08)

SEI INSTITUTIONAL MANAGED TRUST

S&P 500 Index Fund

Supplement dated October 6, 2008 to the
Class E Shares Prospectus dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class E Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Institutional Managed Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in the Fund for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 13 is hereby deleted and replaced with the following:

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-256 (10/08)

SEI INSTITUTIONAL MANAGED TRUST

Prime Obligation Fund

Supplement dated October 6, 2008 to the
Class A Shares Prospectus dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Institutional Managed Trust approved a change, effective November 10, 2008, in the availability of a list of all portfolio holdings in the Fund from disclosing this information for each month end fifteen calendar days after the end of such month to disclosing this information for each week end on the Monday following such week. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 13 is hereby deleted and replaced with the following:

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). On the Monday following each week end, a list of all portfolio holdings in the Fund as of the end of such week shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-257 (10/08)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement dated October 6, 2008 to the
Class Y Shares Prospectus dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Institutional Managed Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in the Fund for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 19 is hereby deleted and replaced with the following:

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-258 (10/08)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Large Cap Diversified Alpha Fund
S&P 500 Index Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small Cap Fund
Small/Mid Cap Diversified Alpha Fund
Mid-Cap Fund
Real Estate Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Real Return Plus Fund
Enhanced Income Fund
Core Fixed Income Fund
High Yield Bond Fund
Prime Obligation Fund

Supplement dated October 6, 2008
to the Statement of Additional Information ("SAI") dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Institutional Managed Trust approved a change, effective November 10, 2008, in the availability of a list of all portfolio holdings in the Prime Obligation Fund from disclosing this information for each month end fifteen calendar days after the end of such month to disclosing this information for each week end on the Monday following such week. The Board also approved a change, effective immediately, in the availability of a list of all portfolio holdings in the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, Real Estate, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Return Plus, Enhanced Income, Core Fixed Income and High Yield Bond Funds for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the second paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page S-130 is hereby deleted and replaced with the following:

Five calendar days after each month end, a list of all portfolio holdings in the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, Real Estate, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Return Plus, Enhanced Income, Core Fixed Income and High Yield Bond Funds as of the end of such month shall be made available on the Portfolio Holdings Website. On the Monday following each week end, a list of all portfolio holdings in the Prime Obligation Fund as of the end of such week shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-259 (10/08)